Pay vs Performance Disclosure	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 22, 2025	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
							Value of Initial Fixed $100
							Investment Based On:
Year	Summary Compensation Table Total for Mark Decker, Jr.($)(1)	Summary Compensation Table Total for Jeffrey Busch($)(1)	Compensation Actually Paid to Mark Decker, Jr.($)(2)	Compensation Actually Paid to Jeffrey Busch($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs($)(1)	Average Compensation Actually Paid to Non-PEO NEOs($)(2)	Total Shareholder Return($)	Peer Group Total Shareholder Return($)	Net Income (in thousands)($)	Core Funds From Operations (Core FFO) per Share and Unit($)(3)
2025	$1,817,778	$328,611	$1,946,597	$36,882	$1,222,985	$918,252	$78	$114	$(6,883)	$4.53
2024	$-	$2,521,796	$-	$1,945,919	$1,208,863	$897,527	$86	$124	$6,692	$4.45
2023	$-	$2,181,100	$-	$2,523,417	$1,140,388	$1,285,359	$112	$114	$21,734	$4.57
2022	$-	$1,839,215	$-	$(1,034,220)	$915,639	$(538,467)	$88	$100	$19,996	$4.90
2021	$-	$1,506,795	$-	$2,867,359	$751,959	$1,308,522	$152	$132	$18,342	$4.75
1)	Represents the total amount from the Summary Compensation Table for each applicable year (each, a “covered year”) for the PEO and the average of the total amounts of all non-PEO NEOs from the Summary Compensation Table for each covered year. Our PEO and the non-PEO NEOs for each applicable year are as follows:

a)     PEO:

i)       2025: Jeffrey Busch and Mark Decker, Jr.

ii)      2024: Jeffrey Busch

iii)     2023: Jeffrey Busch

iv)     2022: Jeffrey Busch

v)      2021: Jeffrey Busch

b)    Non-PEO NEOs:

i)       2025: Robert Kiernan, Alfonzo Leon, Danica Holley, Jamie Barber

ii)      2024: Robert Kiernan, Alfonzo Leon, Danica Holley, Jamie Barber

iii)     2023: Robert Kiernan, Alfonzo Leon, Danica Holley, Jamie Barber

iv)     2022: Robert Kiernan, Alfonzo Leon, Danica Holley, Jamie Barber

v)      2021: Robert Kiernan, Alfonzo Leon, Danica Holley, Jamie Barber

2)	Compensation Actually Paid is calculated as follows for each covered year with respect to the PEO, the total of, and with respect to the Non-PEO NEOs, the total average for all non-PEO NEOs of:

a)	the total amount from the Summary Compensation Table;

b)	less the total amount from the “Stock Awards” column of the Summary Compensation Table (which represents the total grant date fair value for awards granted in that year);
c)	plus or minus

i)	for awards that were issued during the covered year and that remained outstanding as of the end of the covered year, the end of year fair value of such awards;

ii)	for awards that were issued prior to the covered year but that vested during the covered year, the difference in fair value from the end of the year prior to the covered year and the fair value as of the vesting date;

iii)	for awards that were issued prior to the covered year and that remained outstanding as of the end of the covered year, the difference in fair value from the end of the covered year and the end of the prior year of such awards;

iv)	for awards that were granted in the covered year and vested in the covered year, the fair value of such awards as of the vesting date;

v)	for awards granted in years prior to the covered year that failed to meet the applicable vesting conditions during the covered year, the fair value of such awards as of the end of the prior year; and

vi)	the dollar value of any dividends or other earnings paid on awards in the covered year prior to the vesting date that are otherwise not included in the total compensation for the covered fiscal year.

For our time-based vesting awards, we base our fair value calculations on the closing stock price of our common stock on the measurement date multiplied by the number of granted awards.

For our unearned annual performance-based awards, we base our fair value calculations on the closing stock price of our common stock on the measurement date multiplied by the number of target awards. For our earned annual performance-based awards, we base our fair value calculations on the closing stock price of our common stock on the measurement date multiplied by the number of awards earned. Because our NEOs may earn from 50% to 150% of their target grants under our annual incentive plans, amounts for the same plan that may have been reported based on target amounts prior to such awards being earned may be reported based on amounts that are smaller or larger than the target amounts after being earned and converted into time-based vesting awards.

For our unearned long-term performance-based awards, we base our fair value calculations on a price per award that is determined by a Monte Carlo simulation, which is a generally accepted statistical technique used to simulate a range of possible future stock prices for the Company and the members of the Dow Jones U.S. Real Estate Healthcare Index over the remaining performance period, multiplied by the number of target awards. Once earned, the fair values of our long-term performance-based awards are calculated in the same manner as our time-based vesting awards. Although our NEOs can earn from 50% to 200% of their target awards under our long-term performance-based incentive plans, the probability of the number of awards to be earned upon settlement is factored into the Monte Carlo simulation for unearned awards. With respect to time-based vesting awards and performance-based awards, we factor distributions and distribution equivalents received prior to, or on, the vesting date into the calculation of Compensation Actually Paid.

The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid to our PEO, Mark Decker, Jr.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid to Mark Decker, Jr.	2025($)	2024($)	2023($)	2022($)	2021($)
Summary Compensation Table Total	1,817,778	—	—	—	—
Grant Date Fair Value of Awards Granted in Fiscal Year	(1,148,556)	—	—	—	—
Fair Value at Fiscal Year End of Outstanding and Unvested Awards Granted in Fiscal Year	1,229,756	—	—	—	—
Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	—	—	—	—	—
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	—	—	—	—	—
Fair Value at Vesting of Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—
Fair Value as of Prior Fiscal Year End of Awards Granted in Prior Years That Failed to Vest During Fiscal Year	—	—	—	—	—
Dividends and Dividend Equivalent Rights Paid on Outstanding and Unvested Awards	47,619	—	—	—	—
Compensation Actually Paid	1,946,597	—	—	—	—

The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid to our former PEO, Jeffrey Busch

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid to Jeffrey Busch	2025($)	2024($)	2023($)	2022($)	2021($)
Summary Compensation Table Total	328,611	2,521,796	2,181,100	1,839,215	1,506,795
Grant Date Fair Value of Awards Granted in Fiscal Year	—	(1,480,000)	(1,080,000)	(860,000)	(540,000)
Fair Value at Fiscal Year End of Outstanding and Unvested Awards Granted in Fiscal Year	—	915,418	1,180,242	345,509	779,176
Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	(130,963)	106,710	12,966	(722,931)	(133,027)
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(193,902)	(255,644)	114,468	(1,859,250)	963,595
Fair Value at Vesting of Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—
Fair Value as of Prior Fiscal Year End of Awards Granted in Prior Years That Failed to Vest During Fiscal Year	—	(14,883)	(12,851)	—	—
Dividends and Dividend Equivalent Rights Paid on Outstanding and Unvested Awards	33,137	152,522	127,492	223,237	290,820
Compensation Actually Paid	36,882	1,945,919	2,523,417	(1,034,220)	2,867,359

The following table provides a reconciliation of the Summary Compensation Table Total to Average Compensation Actually Paid to our Non-PEO NEOs.

Reconciliation of Summary Compensation Table Total to Average Compensation Actually Paid to Non-PEO NEOs	2025($)	2024($)	2023($)	2022($)	2021($)
Summary Compensation Table Total	1,222,985	1,208,863	1,140,388	915,639	751,959
Grant Date Fair Value of Awards Granted in Fiscal Year	(706,700)	(706,700)	(601,700)	(443,500)	(304,500)
Fair Value at Fiscal Year End of Outstanding and Unvested Awards Granted in Fiscal Year	474,024	435,543	652,529	174,043	446,471
Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	14,461	41,140	9,885	(355,057)	(127,320)
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(156,701)	(144,806)	39,427	(933,128)	388,853
Fair Value at Vesting of Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—
Fair Value as of Prior Fiscal Year End of Awards Granted in Prior Years That Failed to Vest During Fiscal Year	—	(9,922)	(9,359)	—	—
Dividends and Dividend Equivalent Rights Paid on Outstanding and Unvested Awards	70,183	73,409	54,189	103,537	153,058
Average Compensation Actually Paid	918,252	897,527	1,285,359	(538,467)	1,308,522

3)            We compute Core FFO by modifying Funds From Operations, which we calculate in accordance with standards established by the National Association of Real Estate Investment Trusts, for certain cash and non-cash items and certain recurring and non-recurring items. Refer to “Non-GAAP Financial Measures” in Item 7 of Management’s Discussion and Analysis of Financial Condition and Results of Operations of our 2025 Annual Report.

The tables below show the relationships between the following: (i) the percentage difference in the amounts shown in the ”Total” column of the Summary Compensation Table for our current and former PEO and Compensation Actually Paid (as determined by the table above), (ii) the percentage difference in the average amount for our non-PEO NEOs and Compensation Actually Paid (as determined by the table above) and (iii) the total return of our common stock, and (b) the total return of the MSCI U.S. REIT Index:

Year	% Change from PEO (Decker) Summary Compensation Table and Actual Compensation Paid	% Change from Non-PEO NEO Summary Compensation Table and Non-PEO NEO Actual Compensation Paid	Company TSR (%)	MSCI U.S. REIT Index TSR (%)
2025	7%	-25%	-22%	14%
2024	N/A	-26%	-14%	24%
2023	N/A	13%	12%	14%
2022	N/A	-159%	-12%	0%
2021	N/A	74%	52%	32%

	% Change from PEO (Busch) Summary Compensation Table and Actual	% Change from Non-PEO NEO Summary Compensation Table and Non-PEO NEO Actual		MSCI U.S. REIT Index
Year	Compensation Paid	Compensation Paid	Company TSR (%)	TSR (%)
2025	-89%	-25%	-22%	14%
2024	-23%	-26%	-14%	24%
2023	16%	13%	12%	14%
2022	-156%	-159%	-12%	0%
2021	90%	74%	52%	32%

The tables below show the relationships between the following: (i) the percentage differences in the amounts shown in the “Total” column of the Summary Compensation Table for our current and former PEO and the average amount for our non-PEO NEOs versus Compensation Actually Paid to such PEOs and non-PEO NEOs (as determined by the table above) and (ii) (a) the Company’s Net Income and (b) Core FFO:

Year	% Change from PEO (Decker) Summary Compensation Table and Actual Compensation Paid	% Change from Non-PEO NEO Summary Compensation Table and Non-PEO NEO Actual Compensation Paid	% Change in Net Income	% Change in Core FFO
2025	7%	-25%	-203%	2%
2024	N/A	-26%	-69%	-2%
2023	N/A	13%	9%	-7%
2022	N/A	-159%	9%	3%
2021	N/A	74%	59%	8%
Year	% Change from PEO (Busch) Summary Compensation Table and Actual Compensation Paid	% Change from Non-PEO NEO Summary Compensation Table and Non-PEO NEO Actual Compensation Paid	% Change in Net Income	% Change in Core FFO
2025	-89%	-25%	-203%	2%
2024	-23%	-26%	-69%	-2%
2023	16%	13%	9%	-7%
2022	-156%	-159%	9%	3%
2021	90%	74%	59%	8%

Company Selected Measure Name			Core Funds From Operations (Core FFO)
Named Executive Officers, Footnote
1)	Represents the total amount from the Summary Compensation Table for each applicable year (each, a “covered year”) for the PEO and the average of the total amounts of all non-PEO NEOs from the Summary Compensation Table for each covered year. Our PEO and the non-PEO NEOs for each applicable year are as follows:

a)     PEO:

i)       2025: Jeffrey Busch and Mark Decker, Jr.

ii)      2024: Jeffrey Busch

iii)     2023: Jeffrey Busch

iv)     2022: Jeffrey Busch

v)      2021: Jeffrey Busch

b)    Non-PEO NEOs:

i)       2025: Robert Kiernan, Alfonzo Leon, Danica Holley, Jamie Barber

ii)      2024: Robert Kiernan, Alfonzo Leon, Danica Holley, Jamie Barber

iii)     2023: Robert Kiernan, Alfonzo Leon, Danica Holley, Jamie Barber

iv)     2022: Robert Kiernan, Alfonzo Leon, Danica Holley, Jamie Barber

v)      2021: Robert Kiernan, Alfonzo Leon, Danica Holley, Jamie Barber

Adjustment To PEO Compensation, Footnote
2)	Compensation Actually Paid is calculated as follows for each covered year with respect to the PEO, the total of, and with respect to the Non-PEO NEOs, the total average for all non-PEO NEOs of:
a)	the total amount from the Summary Compensation Table;
b)	less the total amount from the “Stock Awards” column of the Summary Compensation Table (which represents the total grant date fair value for awards granted in that year);
c)	plus or minus
i)	for awards that were issued during the covered year and that remained outstanding as of the end of the covered year, the end of year fair value of such awards;
ii)	for awards that were issued prior to the covered year but that vested during the covered year, the difference in fair value from the end of the year prior to the covered year and the fair value as of the vesting date;
iii)	for awards that were issued prior to the covered year and that remained outstanding as of the end of the covered year, the difference in fair value from the end of the covered year and the end of the prior year of such awards;
iv)	for awards that were granted in the covered year and vested in the covered year, the fair value of such awards as of the vesting date;
v)	for awards granted in years prior to the covered year that failed to meet the applicable vesting conditions during the covered year, the fair value of such awards as of the end of the prior year; and
vi)	the dollar value of any dividends or other earnings paid on awards in the covered year prior to the vesting date that are otherwise not included in the total compensation for the covered fiscal year.

For our time-based vesting awards, we base our fair value calculations on the closing stock price of our common stock on the measurement date multiplied by the number of granted awards.

For our unearned annual performance-based awards, we base our fair value calculations on the closing stock price of our common stock on the measurement date multiplied by the number of target awards. For our earned annual performance-based awards, we base our fair value calculations on the closing stock price of our common stock on the measurement date multiplied by the number of awards earned. Because our NEOs may earn from 50% to 150% of their target grants under our annual incentive plans, amounts for the same plan that may have been reported based on target amounts prior to such awards being earned may be reported based on amounts that are smaller or larger than the target amounts after being earned and converted into time-based vesting awards.

For our unearned long-term performance-based awards, we base our fair value calculations on a price per award that is determined by a Monte Carlo simulation, which is a generally accepted statistical technique used to simulate a range of possible future stock prices for the Company and the members of the Dow Jones U.S. Real Estate Healthcare Index over the remaining performance period, multiplied by the number of target awards. Once earned, the fair values of our long-term performance-based awards are calculated in the same manner as our time-based vesting awards. Although our NEOs can earn from 50% to 200% of their target awards under our long-term performance-based incentive plans, the probability of the number of awards to be earned upon settlement is factored into the Monte Carlo simulation for unearned awards. With respect to time-based vesting awards and performance-based awards, we factor distributions and distribution equivalents received prior to, or on, the vesting date into the calculation of Compensation Actually Paid.

The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid to our PEO, Mark Decker, Jr.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid to Mark Decker, Jr.	2025($)	2024($)	2023($)	2022($)	2021($)
Summary Compensation Table Total	1,817,778	—	—	—	—
Grant Date Fair Value of Awards Granted in Fiscal Year	(1,148,556)	—	—	—	—
Fair Value at Fiscal Year End of Outstanding and Unvested Awards Granted in Fiscal Year	1,229,756	—	—	—	—
Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	—	—	—	—	—
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	—	—	—	—	—
Fair Value at Vesting of Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—
Fair Value as of Prior Fiscal Year End of Awards Granted in Prior Years That Failed to Vest During Fiscal Year	—	—	—	—	—
Dividends and Dividend Equivalent Rights Paid on Outstanding and Unvested Awards	47,619	—	—	—	—
Compensation Actually Paid	1,946,597	—	—	—	—

The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid to our former PEO, Jeffrey Busch

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid to Jeffrey Busch	2025($)	2024($)	2023($)	2022($)	2021($)
Summary Compensation Table Total	328,611	2,521,796	2,181,100	1,839,215	1,506,795
Grant Date Fair Value of Awards Granted in Fiscal Year	—	(1,480,000)	(1,080,000)	(860,000)	(540,000)
Fair Value at Fiscal Year End of Outstanding and Unvested Awards Granted in Fiscal Year	—	915,418	1,180,242	345,509	779,176
Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	(130,963)	106,710	12,966	(722,931)	(133,027)
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(193,902)	(255,644)	114,468	(1,859,250)	963,595
Fair Value at Vesting of Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—
Fair Value as of Prior Fiscal Year End of Awards Granted in Prior Years That Failed to Vest During Fiscal Year	—	(14,883)	(12,851)	—	—
Dividends and Dividend Equivalent Rights Paid on Outstanding and Unvested Awards	33,137	152,522	127,492	223,237	290,820
Compensation Actually Paid	36,882	1,945,919	2,523,417	(1,034,220)	2,867,359

Non-PEO NEO Average Total Compensation Amount			$ 1,222,985	$ 1,208,863	$ 1,140,388	$ 915,639	$ 751,959
Non-PEO NEO Average Compensation Actually Paid Amount			$ 918,252	897,527	1,285,359	(538,467)	1,308,522
Adjustment to Non-PEO NEO Compensation Footnote
2)	Compensation Actually Paid is calculated as follows for each covered year with respect to the PEO, the total of, and with respect to the Non-PEO NEOs, the total average for all non-PEO NEOs of:
a)	the total amount from the Summary Compensation Table;
b)	less the total amount from the “Stock Awards” column of the Summary Compensation Table (which represents the total grant date fair value for awards granted in that year);
c)	plus or minus
i)	for awards that were issued during the covered year and that remained outstanding as of the end of the covered year, the end of year fair value of such awards;
ii)	for awards that were issued prior to the covered year but that vested during the covered year, the difference in fair value from the end of the year prior to the covered year and the fair value as of the vesting date;
iii)	for awards that were issued prior to the covered year and that remained outstanding as of the end of the covered year, the difference in fair value from the end of the covered year and the end of the prior year of such awards;
iv)	for awards that were granted in the covered year and vested in the covered year, the fair value of such awards as of the vesting date;
v)	for awards granted in years prior to the covered year that failed to meet the applicable vesting conditions during the covered year, the fair value of such awards as of the end of the prior year; and
vi)	the dollar value of any dividends or other earnings paid on awards in the covered year prior to the vesting date that are otherwise not included in the total compensation for the covered fiscal year.

For our time-based vesting awards, we base our fair value calculations on the closing stock price of our common stock on the measurement date multiplied by the number of granted awards.

For our unearned annual performance-based awards, we base our fair value calculations on the closing stock price of our common stock on the measurement date multiplied by the number of target awards. For our earned annual performance-based awards, we base our fair value calculations on the closing stock price of our common stock on the measurement date multiplied by the number of awards earned. Because our NEOs may earn from 50% to 150% of their target grants under our annual incentive plans, amounts for the same plan that may have been reported based on target amounts prior to such awards being earned may be reported based on amounts that are smaller or larger than the target amounts after being earned and converted into time-based vesting awards.

For our unearned long-term performance-based awards, we base our fair value calculations on a price per award that is determined by a Monte Carlo simulation, which is a generally accepted statistical technique used to simulate a range of possible future stock prices for the Company and the members of the Dow Jones U.S. Real Estate Healthcare Index over the remaining performance period, multiplied by the number of target awards. Once earned, the fair values of our long-term performance-based awards are calculated in the same manner as our time-based vesting awards. Although our NEOs can earn from 50% to 200% of their target awards under our long-term performance-based incentive plans, the probability of the number of awards to be earned upon settlement is factored into the Monte Carlo simulation for unearned awards. With respect to time-based vesting awards and performance-based awards, we factor distributions and distribution equivalents received prior to, or on, the vesting date into the calculation of Compensation Actually Paid.

The following table provides a reconciliation of the Summary Compensation Table Total to Average Compensation Actually Paid to our Non-PEO NEOs.

Reconciliation of Summary Compensation Table Total to Average Compensation Actually Paid to Non-PEO NEOs	2025($)	2024($)	2023($)	2022($)	2021($)
Summary Compensation Table Total	1,222,985	1,208,863	1,140,388	915,639	751,959
Grant Date Fair Value of Awards Granted in Fiscal Year	(706,700)	(706,700)	(601,700)	(443,500)	(304,500)
Fair Value at Fiscal Year End of Outstanding and Unvested Awards Granted in Fiscal Year	474,024	435,543	652,529	174,043	446,471
Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	14,461	41,140	9,885	(355,057)	(127,320)
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(156,701)	(144,806)	39,427	(933,128)	388,853
Fair Value at Vesting of Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—
Fair Value as of Prior Fiscal Year End of Awards Granted in Prior Years That Failed to Vest During Fiscal Year	—	(9,922)	(9,359)	—	—
Dividends and Dividend Equivalent Rights Paid on Outstanding and Unvested Awards	70,183	73,409	54,189	103,537	153,058
Average Compensation Actually Paid	918,252	897,527	1,285,359	(538,467)	1,308,522

Tabular List, Table

The following table provides a list of the most important financial measures that the Company used to measure NEO performance-based compensation for 2025:

Core FFO per share	Occupancy Rate	Debt-to-Assets (Leverage) Ratio

See “Compensation, Discussion and Analysis—Summary of 2025 Compensation—Elements of Executive Compensation—Annual Incentive Plan,” for a more detailed description of how the financial measures above are used to measure NEO performance-based compensation for 2025.

Total Shareholder Return Amount			$ 78	86	112	88	152
Peer Group Total Shareholder Return Amount			114	124	114	100	132
Net Income (Loss)			$ (6,883,000)	$ 6,692,000	$ 21,734,000	$ 19,996,000	$ 18,342,000
Company Selected Measure Amount | $ / shares			4.53	4.45	4.57	4.9	4.75
PEO Name	Mark Decker, Jr.	Jeffrey Busch
Minimum Annual Incentive Plans			50.00%
Maximum Annual Incentive Plans			150.00%
Minimum Long-Term Performance-Based Incentive Plans			50.00%
Maximum Long-Term Performance-Based Incentive Plans			200.00%
Percentage Of Change from Non-PEO NEO Summary Compensation Table and Actual Compensation Paid			(25.00%)	(26.00%)	13.00%	(159.00%)	74.00%
Percentage Of Company Total Stockholder Return			(22.00%)	(14.00%)	12.00%	(12.00%)	52.00%
Percentage Of MSCI U.S. REIT Healthcare Index Total Stockholder Return			14.00%	24.00%	14.00%	0.00%	32.00%
Percentage Of Change In Net Income			(203.00%)	(69.00%)	9.00%	9.00%	59.00%
Percentage Of Change Core Funds From Operations (Core FFO)			2.00%	(2.00%)	(7.00%)	3.00%	8.00%
Measure:: 1
Pay vs Performance Disclosure
Name			Core FFO per share
Non-GAAP Measure Description

3)            We compute Core FFO by modifying Funds From Operations, which we calculate in accordance with standards established by the National Association of Real Estate Investment Trusts, for certain cash and non-cash items and certain recurring and non-recurring items. Refer to “Non-GAAP Financial Measures” in Item 7 of Management’s Discussion and Analysis of Financial Condition and Results of Operations of our 2025 Annual Report.

Measure:: 2
Pay vs Performance Disclosure
Name			Occupancy Rate
Measure:: 3
Pay vs Performance Disclosure
Name			Debt-to-Assets (Leverage) Ratio
Mark Decker, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,817,778
PEO Actually Paid Compensation Amount			$ 1,946,597
Percentage Of Change from PEO Summary Compensation Table and Actual Compensation Paid			7.00%
Jeffrey Busch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 328,611	2,521,796	2,181,100	1,839,215	1,506,795
PEO Actually Paid Compensation Amount			$ 36,882	$ 1,945,919	$ 2,523,417	$ (1,034,220)	$ 2,867,359
Percentage Of Change from PEO Summary Compensation Table and Actual Compensation Paid			(89.00%)	(23.00%)	16.00%	(156.00%)	90.00%
PEO | Mark Decker, Jr. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,148,556)
PEO | Mark Decker, Jr. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,229,756
PEO | Mark Decker, Jr. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mark Decker, Jr. [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mark Decker, Jr. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mark Decker, Jr. [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mark Decker, Jr. [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			47,619
PEO | Jeffrey Busch [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,480,000)	(1,080,000)	(860,000)	(540,000)
PEO | Jeffrey Busch [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				915,418	1,180,242	345,509	779,176
PEO | Jeffrey Busch [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(193,902)	(255,644)	114,468	(1,859,250)	963,595
PEO | Jeffrey Busch [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Jeffrey Busch [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(130,963)	106,710	12,966	(722,931)	(133,027)
PEO | Jeffrey Busch [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(14,883)	(12,851)
PEO | Jeffrey Busch [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			33,137	152,522	127,492	223,237	290,820
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(706,700)	(706,700)	(601,700)	(443,500)	(304,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			474,024	435,543	652,529	174,043	446,471
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(156,701)	(144,806)	39,427	(933,128)	388,853
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,461	41,140	9,885	(355,057)	(127,320)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(9,922)	(9,359)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 70,183	$ 73,409	$ 54,189	$ 103,537	$ 153,058